Earnings Per Share - Reconciliation of The Difference Between Basic And Diluted Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation between basic and diluted earning per share [Abstract]
Net income attributable to Toyota Motor Corporation	¥ 4,944,933	¥ 2,451,318	¥ 2,850,110
Basic earnings per share attributable to Toyota Motor Corporation	4,944,933	2,451,318	2,850,110
Model AA Class Shares	0	0	23
Diluted earnings per share attributable to Toyota Motor Corporation	¥ 4,944,933	¥ 2,451,318	¥ 2,850,132
Basic earnings per share attributable to Toyota Motor Corporation	13,512,848	13,658,382	13,887,348
Model AA Class Shares	0	0	311
Diluted earnings per share attributable to Toyota Motor Corporation	13,512,848	13,658,382	13,887,659
Basic earnings per share attributable to Toyota Motor Corporation	¥ 365.94	¥ 179.47	¥ 205.23
Diluted earnings per share attributable to Toyota Motor Corporation	¥ 365.94	¥ 179.47	¥ 205.23